Financial investments	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Financial investments
5.
Financial investments
(a)
This caption is made up as follows:

	2024	2023
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	20,377,805	20,912,184
Investments at amortized cost (d)	3,784,912	3,383,014
Investments at fair value through profit or loss (e)	1,776,567	1,556,540
Equity instruments measured at fair value through other comprehensive income (f)	458,268	444,878
Total financial investments	26,397,552	26,296,616
Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	347,087	334,385
Investments at amortized cost (d)	113,286	90,990
Total	26,857,925	26,721,991

In the determination of the expected loss for the financial investments’ portfolio, the Group has not needed to apply any subsequent adjustment to the model through expert judgment, because the most significant investments held as of December 31, 2024 and 2023 are continuously evaluated by local and international credit-rating agencies, in an individual manner. Said agencies periodically modify the ratings of the issuers in accordance with the risk variation of each of the financial instrument, based on specific situation of issuers.

(b)
Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized			Estimated	Maturity	S/		US$
2024	cost	Gains	Losses (c)	fair value		Min	Max	Min	Max
	S/(000)	S/(000)	S/(000)	S/(000)		%	%	%	%
Corporate, leasing and subordinated bonds (*)	9,867,060	111,866	(805,981)	9,172,945	Jan-25 / Feb-97	2.20	14.00	3.70	10.86
Sovereign Bonds of the Republic of Peru (**)	8,331,426	24,387	(410,536)	7,945,277	Aug-26 / Feb-55	2.81	7.12	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	2,113,571	370	(17)	2,113,924	Jan-25 / Jun-25	4.51	4.68	—	—
Bonds guaranteed by the Peruvian Government	554,359	6,798	(4,603)	556,554	Apr-28 / Oct-33	3.65	4.74	6.37	7.22
Global Bonds of the Republic of Peru	548,697	—	(27,058)	521,639	Jul-25 / Nov-50	—	—	5.00	6.14
Treasury Bonds of the United States of America	57,607	—	(5,082)	52,525	Nov-31 / Aug-34	—	—	4.46	4.53
Global Bonds of the United States of Mexico	18,100	—	(3,159)	14,941	Feb-34	—	—	6.51	6.51
Total	21,490,820	143,421	(1,256,436)	20,377,805
Accrued interest				347,087
Total				20,724,892

		Unrealized gross amount				Annual effective interest rates
	Amortized			Estimated	Maturity	S/		US$
2023	cost	Gains	Losses (c)	fair value		Min	Max	Min	Max
	S/(000)	S/(000)	S/(000)	S/(000)		%	%	%	%
Corporate, leasing and subordinated bonds (*)	9,443,384	83,511	(865,654)	8,661,241	Jan-24 / Feb-97	2.22	14.52	4.00	18.00
Sovereign Bonds of the Republic of Peru (**)	8,320,671	13,599	(558,282)	7,775,988	Aug-24 / Feb-55	0.95	6.82	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru (***)	3,445,361	3,638	(15)	3,448,984	Jan-24 / Sep-24	5.60	6.66	—	—
Bonds guaranteed by the Peruvian Government	475,542	7,810	(9,722)	473,630	Oct-24 / Oct-33	2.81	4.65	7.39	7.92
Global Bonds of the Republic of Peru	498,897	—	(35,564)	463,333	Jul-25 / Dec-32	—	—	4.76	5.23
Treasury Bonds of the United States of America	76,556	26	(3,252)	73,330	Jan-24 / Feb-32	—	—	3.87	5.00
Global Bonds of the United States of Mexico	17,769	—	(2,091)	15,678	Feb-34	—	—	5.51	5.51
Total	22,278,180	108,584	(1,474,580)	20,912,184
Accrued interest				334,385
Total				21,246,569

(*) As of December 31, 2024, Inteligo Bank holds corporate bonds from several entities for approximately S/410,509,000, which guarantee loans with BMO Capital Markets Corp and Bank J. Safra Sarasin (Inteligo holds corporate bonds from several entities for approximately S/101,215,000, which guarantee loans with Bank J. Safra Sarasin, as of December 31, 2023), see Note 12(d).

(**) As of December 31, 2024 and 2023, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/1,027,038,000 and S/629,265,000, respectively, which guarantee loans with foreign banks, see Note 12(d). As of December 31, 2023, Interbank held Sovereign Bonds of the Republic of Peru for approximately S/887,454,000, which guaranteed loans with the BCRP, see Note 12(b).

(***) As of December 31, 2023, Interbank maintained Negotiable Certificates of Deposits issued by the BCRP for approximately S/785,206,000, which guaranteed loans with the BCRP, see Note 12(b).

The following table shows the credit quality and maximum exposure to credit risk based on the Group's internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2024 and 2023. The amounts presented do not consider impairment.

	2024				2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Not impaired
High grade	2,946,070	—	—	2,946,070	4,261,926	—	—	4,261,926
Standard grade	16,385,685	823,057	—	17,208,742	15,898,382	750,179	—	16,648,561
Sub-standard grade	—	222,993	—	222,993	—	—	—	-
Impaired
Individual	—	—	—	—	—	—	1,697	1,697
Total	19,331,755	1,046,050	—	20,377,805	20,160,308	750,179	1,697	20,912,184

(c)
The Group, according to the business model applied to these debt instruments, has the capacity to hold these investments for a sufficient period that allows the recovery of the fair value, up to the maximum period for the early recovery or the due date.

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2024
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	20,160,308	750,179	1,697	20,912,184
New originated or purchased assets	4,916,977	—	—	4,916,977
Assets matured or derecognized (excluding write-offs)	(5,166,123)	(101,294)	(1,718)	(5,269,135)
Change in fair value	(218,924)	(28,365)	—	(247,289)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(425,221)	425,221	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	64,738	309	21	65,068
End of year balances	19,331,755	1,046,050	—	20,377,805

	2024
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,877	37,987	13,182	61,046
New originated or purchased assets	1,095	—	—	1,095
Assets matured or derecognized (excluding write-offs)	(851)	(2,808)	(256)	(3,915)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(1,053)	1,053	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	8,958	—	8,958
Others (*)	457	40,926	—	41,383
Write-offs	—	—	(13,043)	(13,043)
Recoveries	—	—	—	—
Foreign exchange effect	(142)	(409)	117	(434)
Expected credit loss at the end of the period	9,383	85,707	—	95,090

(*) Corresponds mainly to the effects on the expected loss due to changes in investment ratings that do not necessarily have resulted in stage transfers during the year.

	2023
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	15,770,778	945,321	418	16,716,517
New originated or purchased assets	5,810,766	—	—	5,810,766
Assets matured or derecognized (excluding write-offs)	(2,175,611)	(80,810)	—	(2,256,421)
Change in fair value	783,826	(58,954)	1,289	726,161
Transfers to Stage 1	161,781	(161,781)	—	—
Transfers to Stage 2	(109,392)	109,392	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(81,840)	(2,989)	(10)	(84,839)
End of year balances	20,160,308	750,179	1,697	20,912,184

	2023
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	10,822	29,600	13,552	53,974
New originated or purchased assets	1,689	—	—	1,689
Assets matured or derecognized (excluding write-offs)	(877)	(116)	—	(993)
Transfers to Stage 1	4,198	(4,198)	—	—
Transfers to Stage 2	(183)	183	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	(4,003)	3,414	—	(589)
Others (*)	(1,739)	9,120	—	7,381
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(30)	(16)	(370)	(416)
Expected credit loss at the end of the period	9,877	37,987	13,182	61,046

(*) Corresponds mainly to the effects on the expected loss due to changes in investment ratings that do not necessarily have resulted in stage transfers during the year.

In the determination of the expected loss for the portfolio of financial investments, for the years 2024 and 2023; it has not been necessary to perform a subsequent adjustment to the model because it captures the expected loss in a satisfactory manner considering the Group's portfolio investments.

As a result of the assessment of the impairment of its debt instruments at fair value through other comprehensive income, the Group recorded a loss of S/47,521,000, S/7,500,000 and S/12,752,000 during the year 2024, 2023 and 2022, which are presented in the caption “Loss to impairment of financial investments” in the consolidated statement of income. The movement of unrealized results of investments at fair value through other comprehensive income, net of income tax and non-controlling interest, is presented in Notes 16(d) and (e).

(d)
As of December 31, 2024, investments at amortized cost corresponds mainly to sovereign bonds of the Republic of Peru issued in Soles for an amount of S/3,799,540,000, including accrued interest for an amount of S/101,143,000 (as of December 31, 2023, corresponded to sovereign bonds of the Republic of Peru issued in Soles for an amount of S/3,393,962,000, including accrued interest for an amount of S/86,652,000). Said investments present low credit risk and the impairment loss is not significant.

As of December 31, 2024, these investments have maturity dates that range from August 2026 to August 2039, have accrued interest at effective annual rates between 4.36 percent and 7.76 percent, and a fair value amounting to approximately S/3,775,935,000 (as of December 31, 2023, their maturity dates ranged from August 2024 to August 2037, accrued interest at effective annual rates between 4.36 percent and 7.50 percent, and a fair value amounted to approximately S/3,277,672,000 ).

Additionally, as of December 31, 2024, term deposits mainly issued in local currency are held, for an amount of S/98,658,000, including accrued interest amounting to S/12,143,000 (as of December 31, 2023, term deposits mainly issued in local currency are held, for an amount of S/80,042,000, included accrued interest amounting to S/4,338,000).Said investments present low credit risk and the impairment loss is not material. As of December 31, 2024, the maturity of these investments fluctuates between January 2025 and February 2029, have accrued interest at effective annual rates between 3.10 percent and 8.80 percent, and their fair value amounts to approximately S/98,658,000 (as of December 31, 2023, the maturity of these investments fluctuated between April 2024 and February 2029, have accrued interest at effective annual rates between 3.10 percent and 8.80 percent, and a fair value amounted to approximately S/80,042,000).

During the years 2024 and 2023, the Government of the Republic of Peru performed public offerings to repurchase certain sovereign bonds, with the purpose of renewing its debt and funding the fiscal deficit. Considering the purpose of this offering, subsequently to it, there should not be existing remaining sovereign bonds of the repurchased issuances or, in case of existing, they would become illiquid on the market. In that sense, during year 2024, Interbank took part of these public offering and sold to the Government of the Republic of Peru, sovereign bonds classified as investments at amortized cost for approximately S/630,749,000, generating a gain amounting to S/866,000 (during year 2023, Interbank sold S/482,632,000, generating a loss amounting to S/490,000), which was recorded in the caption “Net gain (loss) on sale of financial investments” of the consolidated statement of income. Additionally, with the purpose of maintaining its asset management strategy, Interbank, during year 2024, purchased simultaneously other sovereign bonds of the Republic of Peru for approximately S/628,675,000, and classified them as investments at amortized cost (during year 2023, purchased S/488,127,000 and classified them as investments at amortized cost). In Management’s opinion and pursuant to IFRS 9, said transaction is congruent with the Group’s business model because although said sales were significant, they were infrequent and were performed with the sole purpose of facilitating the renewal and the funding of the fiscal deficit of the Republic of Peru, and thus the business model regarding these assets has always been to collection of the contractual cash flows.

As of December 31, 2024 and 2023, Interbank holds loans with the BCRP that are guaranteed with these sovereign bonds, classified as restricted, for approximately S/1,861,524,000 and S/2,058,931,000, respectively, see Note 12(b).

As of December 31, 2024 and 2023, Interbank holds loans with foreign banks that are guaranteed with these sovereign bonds, classified as restricted, for approximately S/435,242,000 and S/445,909,000, respectively; see Note 12(d).

(e)
The composition of financial instruments at fair value through profit or loss is as follows:

	2024	2023
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,396,582	1,169,491
Listed shares	202,054	253,203
Non-listed shares	154,856	122,482
Debt instruments
Negotiable Certificates of Deposits	12,365	6,075
Sovereign Bonds of the Republic of Peru	8,538	-
Corporate, leasing and subordinated bonds	2,172	5,289
Total	1,776,567	1,556,540

As of December 31, 2024 and 2023, investments at fair value through profit or loss include investments held for trading for approximately S/152,755,000 and S/194,033,000, respectively; and those assets that are necessarily measured at fair value through profit or loss for approximately S/1,623,812,000 and S/1,362,507,000, respectively.

During the year 2024, the Group recognized gains from valuation of instruments at fair value through profit or loss for approximately S/95,783,000 (during the year 2023 and 2022 recognized losses for S/53,134,000 and S/303,733,000), which are part of caption “Net gain (loss) from financial assets at fair value through profit or loss” of the consolidated statement of income.

During the years 2024, 2023 and 2022, the Group received dividends from these investments for approximately S/12,084,000, S/8,838,000 and S/33,897,000, respectively, which were recorded as “Dividends on financial instruments” in the caption “Interest and similar income” of the consolidated statement of income, see Note 19.

(f)
The composition of equity instruments measured at fair value through other comprehensive income is as follow:

	2024	2023
	S/(000)	S/(000)
Listed shares (g)	420,474	407,636
Non-listed shares	37,794	37,242
Total	458,268	444,878

As of December 31, 2024 and 2023, it corresponds to investments in shares in the biological sciences, distribution of machinery, energy, telecommunications, financial and general insurance consumption sectors that are listed on the domestic and foreign markets.

During the years 2024, 2023 and 2022, the Group received dividends from these investments for approximately S/37,312,000, S/33,941,000 and S/45,031,000, respectively, which were recorded as “Dividends on financial instruments” in the caption “Interest and similar income” in the consolidated statement of income, see Note 19.

(g)
During the year 2024, the Group sold shares of several entities, which were irrevocably designated at fair value through other comprehensive income. The total amount of the sales amounted to S/40,591,000 generating total losses for approximately S/53,737,000 (in 2023, the sales amounted to S/80,372,000, generating total gains for approximately S/33,433,000; in 2022, the sales amounted to S/345,791,000, generating total gains for approximately S/16,313,000). In accordance with IFRS 9 and considering the classification of this investment said gains or losses were reclassified to caption “Retained Earnings” of the consolidated statement of changes in equity.

(h)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2024 and 2023 classified by contractual maturity (without including accrued interest or future interest):

	2024		2023
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	1,973,030	52,301	1,933,761	—
From 3 months to 1 year	528,185	11,413	2,279,986	634,133
From 1 to 3 years	2,431,310	422,956	2,347,378	485,590
From 3 to 5 years	2,205,297	327,432	1,660,263	146,633
From 5 years onwards	13,239,983	2,970,810	12,690,796	2,116,658
Equity instruments (without maturity)	458,268	—	444,878	—
Total	20,836,073	3,784,912	21,357,062	3,383,014

(i)
Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2024 and 2023:

	2024
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	11,643,674	—	—	11,643,674
Corporate, leasing and subordinated bonds	8,126,895	1,046,050	—	9,172,945
Negotiable Certificates of Deposit issued by the BCRP	2,113,924	—	—	2,113,924
Bonds guaranteed by the Peruvian government	556,554	—	—	556,554
Global Bonds of the Republic of Peru	521,639	—	—	521,639
Treasury Bonds of the United States of America	52,525	—	—	52,525
Global Bonds of the United States of Mexico	14,941	—	—	14,941
Term deposits	86,515	—	—	86,515
Total	23,116,667	1,046,050	—	24,162,717

	2023
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	11,083,297	—	—	11,083,297
Corporate, leasing and subordinated bonds	7,909,365	750,179	1,697	8,661,241
Negotiable Certificates of Deposit issued by the BCRP	3,448,984	—	—	3,448,984
Bonds guaranteed by the Peruvian government	473,630	—	—	473,630
Global Bonds of the Republic of Peru	463,333	—	—	463,333
Treasury Bonds of the United States of America	73,330	—	—	73,330
Global Bonds of the United States of Mexico	15,678	—	—	15,678
Term deposits	75,705	—	—	75,705
Total	23,543,322	750,179	1,697	24,295,198